IFRS 7 Disclosures - Schedule of Maturity of Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	$ 4,882	$ 6,164
Capital instruments	6,980	7,829
Derivatives	10,038	14,962
Deposits from bank clients	20,720	20,889
Lease liabilities	325
Less than 1 year [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivatives	294	386
Deposits from bank clients	16,091
Lease liabilities	89
1 to 3 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Capital instruments	579
Derivatives	387	250
Deposits from bank clients	2,593
Lease liabilities	116
3 to 5 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	1,605
Derivatives	379	555
Deposits from bank clients	2,036
Lease liabilities	50
Over 5 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	3,277	6,164
Capital instruments	6,401
Derivatives	8,978	$ 13,771
Lease liabilities	$ 70